Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2,000,000	¥ 2,000,000
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,147,809,000	3,097,809,008	3,432,154,261	3,432,154,262
Share capital	¥ 2,000,000	¥ 2,000,000
Class A Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,482,859,752	1,432,859,756
Share capital	¥ 1,000,000	¥ 1,000,000
Class B Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,664,949,248	1,664,949,252
Share capital	¥ 1,000,000	¥ 1,000,000